Goodwill and Intangible Assets Disclosure: Finite-lived Intangible Assets Amortization Expense (Tables)	12 Months Ended
Aug. 31, 2015
Tables/Schedules
Finite-lived Intangible Assets Amortization Expense
	August 31,
	2015	2014
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(288,608)	(170,619)
Net Intangible assets	$ 1,292,984	$ 1,410,973